Fair Value Measurements (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Financial Liabilities:	$ 21,663	$ 5,573
Warrant liabilities
Fair Value Measurements
Financial Liabilities:	389	5,573
Earnout liability - Tempo Earnout
Fair Value Measurements
Financial Liabilities:	410
Earnout liability - Additional Period Shares
Fair Value Measurements
Financial Liabilities:	763
A&R LSA Borrowings
Fair Value Measurements
Financial Liabilities:	20,101
Level 2
Fair Value Measurements
Financial Liabilities:	389
Level 2 | Warrant liabilities
Fair Value Measurements
Financial Liabilities:	389
Level 3
Fair Value Measurements
Financial Liabilities:	21,274	5,573
Level 3 | Warrant liabilities
Fair Value Measurements
Financial Liabilities:		$ 5,573
Level 3 | Earnout liability - Tempo Earnout
Fair Value Measurements
Financial Liabilities:	410
Level 3 | Earnout liability - Additional Period Shares
Fair Value Measurements
Financial Liabilities:	763
Level 3 | A&R LSA Borrowings
Fair Value Measurements
Financial Liabilities:	$ 20,101